SCHEDULE OF COMPUTATIONS OF BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Loss per share:
Net loss	$ (894,596)	$ (11,024,951)	$ (4,773,744)	$ (30,763,863)	$ (37,685,163)	$ (17,106,497)
Weighted average basic and diluted shares	376,328,885	262,832,833	374,543,761	267,956,183	274,108,025	206,211,711
Loss per share:
Basic and diluted	$ (0.002)	$ (0.04)	$ (0.01)	$ (0.12)	$ (0.14)	$ (0.08)